UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alex von Furstenberg
Title:  Managing Member and Chief Investment Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Alex von Furstenberg            New York, NY               August 14, 2008
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:               51

Form 13F Information Table Value Total:         $652,566
                                            (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362               Arrow Partners LP



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                                                    FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2    COLUMN 3   COLUMN 4    COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE   SHRS OR   SH/ PUT/  INVSTMNT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000) PRN AMT   PRN CALL  DSCRETN   MGRS     SOLE      SHARED     NONE
ALLEGHENY ENERGY INC          COM              017361106     544     10,850  SH         SOLE      NONE    10,850
AMERICAN APPAREL INC          COM              023850100      44      6,577  SH        SHARED      1                   6,577
AMERICAN APPAREL INC          COM              023850100      23      3,423  SH         SOLE      NONE     3,423
BANK OF NEW YORK MELLON CORP  COM              064058100     525     13,882  SH         SOLE      NONE    13,882
BERKSHIRE HATHAWAY INC DEL    CL B             084670207     429        107  SH         SOLE      NONE       107
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH   112585104     682     20,954  SH         SOLE      NONE    20,954
BURLINGTON NORTHN SANTA FE C  COM              12189T104  22,631    226,558  SH        SHARED      1                 226,558
BURLINGTON NORTHN SANTA FE C  COM              12189T104  17,382    174,007  SH         SOLE      NONE   174,007
CITIGROUP INC                 COM              172967101     838     50,000      CALL  SHARED      1                  50,000
CITIGROUP INC                 COM              172967101     168     10,000      CALL   SOLE      NONE    10,000
CNOOC LTD                     SPONSORED ADR    126132109     571      3,291  SH         SOLE      NONE     3,291
DIAMOND HILL INVESTMENT GROU  COM NEW          25264R207   8,421    100,851  SH        SHARED      1                 100,851
DIAMOND HILL INVESTMENT GROU  COM NEW          25264R207   4,588     54,952  SH         SOLE      NONE    54,952
EL PASO CORP                  COM              28336L109     575     26,457  SH         SOLE      NONE    26,457
ENCANA CORP                   COM              292505104     615      6,767  SH         SOLE      NONE     6,767
FEDERAL NATL MTG ASSN         COM              313586109     261     13,363  SH         SOLE      NONE    13,363
FRANKLIN RES INC              COM              354613101     243      2,653  SH         SOLE      NONE     2,653
HUANENG PWR INTL INC          SPON ADR H SHS   443304100     267      9,661  SH         SOLE      NONE     9,661
IMPERIAL OIL LTD              COM NEW          453038408     556     10,091  SH         SOLE      NONE    10,091
ISHARES INC                   MSCI MALAYSIA    464286830   4,160    400,000  SH        SHARED      1                 400,000
ISHARES INC                   MSCI MALAYSIA    464286830     936     90,000  SH         SOLE      NONE    90,000
ISHARES INC                   MSCI SINGAPORE   464286673   8,121    654,400  SH        SHARED      1                 654,400
ISHARES INC                   MSCI SINGAPORE   464286673   3,351    270,000  SH         SOLE      NONE   270,000
JOHNSON & JOHNSON             COM              478160104  37,517    583,100      CALL  SHARED      1                 583,100
JOHNSON & JOHNSON             COM              478160104  30,955    480,800      CALL   SOLE      NONE   480,800
LEGG MASON INC                COM              524901105     259      5,951  SH         SOLE      NONE     5,951
LEUCADIA NATL CORP            COM              527288104     868     18,486  SH         SOLE      NONE    18,486
MASTERCARD INC                CL A             57636Q104  82,947    312,395  SH        SHARED      1                 312,395
MASTERCARD INC                CL A             57636Q104 135,869    511,705  SH         SOLE      NONE   511,705
MCGRAW HILL COS INC           COM              580645109  46,081  1,148,572  SH        SHARED      1               1,148,572
MCGRAW HILL COS INC           COM              580645109  31,163    776,728  SH         SOLE      NONE   776,728
MSCI INC                      CL A             55354G100   3,642    100,370  SH        SHARED      1                 100,370
MSCI INC                      CL A             55354G100   2,096     57,768  SH         SOLE      NONE    57,768
NASDAQ OMX GROUP INC          COM              631103108     659     24,809  SH         SOLE      NONE    24,809
NYSE EURONEXT                 COM              629491101     690     13,624  SH         SOLE      NONE    13,624
PHILIP MORRIS INTL INC        COM              718172109  51,898  1,050,778  SH        SHARED      1               1,050,778
PHILIP MORRIS INTL INC        COM              718172109  43,754    885,894  SH         SOLE      NONE   885,894
PHILIP MORRIS INTL INC        COM              718172109  23,203    469,800      CALL  SHARED      1                 469,800
PHILIP MORRIS INTL INC        COM              718172109  28,123    569,400      CALL   SOLE      NONE   569,400
PROGRESSIVE CORP OHIO         COM              743315103     266     14,222  SH         SOLE      NONE    14,222
PROSHARES TR                  ULTRA DOW 30     74347R305     608     10,000  SH         SOLE      NONE    10,000
RELIANT ENERGY INC            COM              75952B105     551     25,882  SH         SOLE      NONE    25,882
RIVIERA HLDGS CORP            COM              769627100     594     58,531  SH        SHARED      1                  58,531
RIVIERA HLDGS CORP            COM              769627100     377     37,116  SH         SOLE      NONE    37,116
SIERRA PAC RES NEW            COM              826428104     701     55,165  SH         SOLE      NONE    55,165
UBS AG                        SHS NEW          H89231338   9,611    465,220  SH        SHARED      1                 465,220
UBS AG                        SHS NEW          H89231338   5,285    255,809  SH         SOLE      NONE   255,809
UNION PAC CORP                COM              907818108  10,570    140,000  SH        SHARED      1                 140,000
UNION PAC CORP                COM              907818108   5,989     79,320  SH         SOLE      NONE    79,320
VISA INC                      COM CL A         92826C839  14,010    172,307  SH        SHARED      1                 172,307
VISA INC                      COM CL A         92826C839   8,350    102,693  SH         SOLE      NONE   102,693

SK 21739 0002 910152